A series of Investment Managers Series Trust

Supplement dated November 22, 2013 to the
Prospectus and Statement of Additional Information
each dated July 16, 2013 as amended August 6, 2013

New Sheridan, Inc., the Sub-Advisor to the EP Latin America Fund, EP Asia Small Companies Fund and EP China Fund, has a new address.  All references in the Prospectus and Statement of Additional Information to the Sub-Advisor’s principal address are hereby replaced with:

18201 Von Karman, Suite 480
Irvine, CA 92612

Please file this Supplement with your records.